United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: 11/30/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2022

Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2021 through November 30, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2022, was -11.01%, -11.69%, -11.66%, -11.37%, -10.72%, and -10.67% for the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 shares, respectively.
The total return of the Fund’s Blended Index1,2 was -13.54%, and the total return of the Morningstar Global Allocation Funds Average (MGAFA)3 was -7.72% for the same period. The Fund’s Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Global Aggregate Index (BGAI). The Fund’s and MGAFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the Blended Index.
MARKET OVERVIEW
During the reporting period, volatility reigned, simultaneously putting pressure on both equity and bond markets. The coordinated fiscal and monetary policy of the past two years, combined with supply chain disruptions caused by the Covid-19 pandemic, led to multi-decade high inflation readings. In response, the U.S. Federal Reserve (the “Fed”), along with central banks around the globe, shifted to a hawkish policy stance. In November of 2021, the Fed began tapering its asset purchases, completing that process by March of 2022. Immediately thereafter, the Fed commenced the most dramatic rate-hike cycle since the early 1980s, raising the federal funds target rate from 0% - 0.25% at the start of the reporting period to 3.75%–4.00% as of the end of the reporting period.
Persistently high inflation readings and interest rate hikes pressured bonds, with yield on the 10-year Treasury Bond jumping from 1.44% at the start of the reporting period to a peak of 4.24% in October 2022. The rise in long-term yields was eclipsed by an even more dramatic increase in short-term yields, leading to a severe flattening, and in many measures, an inversion of the yield curve. At the same time, spreads generally widened during the reporting period, reflecting building growth concerns.
The aggressive Fed action was also quite negative for stocks, which were hit by both a higher discount rate as well as growing fears that monetary tightening will eventually push the economy into recession. This was felt most acutely by growth stocks, as measured by the Russell 1000® Growth Index,4 which fell over 30% from peak to trough during the reporting period.
Annual Shareholder Report

Internationally, the economic conditions were no more copacetic. In addition to the aforementioned inflationary pressures, Europe faced surging energy prices, supply shortages and the prospects for a deep recession in the wake of the Russian invasion of Ukraine early in 2022. In Asia, China’s steadfast adherence to Covid Zero policies led to sub-par economic activity, as well as continued supply-chain disruptions throughout the world.
All told, the U.S. equity market was down for the fiscal year, with the S&P 500 Index5 falling -9.23% for the reporting period. Small-caps underperformed, with the Russell 2000® Index6 down -13.04%. Within the large-cap space, growth meaningfully underperformed value, with the Russell 1000® Growth Index down -21.64% compared to a positive 2.38% return for the Russell 1000® Value Index.7
International market8 returns were similar. For the reporting period, developed markets, as measured by the MSCI World ex USA Index,9 fell 9.50%. Emerging markets,10 as measured by the MSCI Emerging Market Index,11 fell harder, down 17.43% for the reporting period.
Fund performance
During the reporting period, the Fund’s asset allocation strategies collectively helped fund performance relative to its benchmark. The main contributor to this outperformance was the Fund’s U.S. large-cap industry group allocation strategy. The Fund’s fixed income allocation strategies collectively also contributed to Fund outperformance in a significant manner. In terms of main negative contributors, the Fund’s equities versus fixed income allocation strategy and emerging market country allocation strategy detracted from relative Fund performance.
In addition, the Fund’s derivative-based allocation strategies also added to performance, with the Global Equity and Global Interest Rate strategies yielding positive total returns. The Global Currency strategy produced a negative total return during the period. During the period, these strategies, and thus the underlying derivatives positions, added 0.41% to total return.
During the reporting period, the Fund’s equity security selection strategies collectively added positive performance. Across the four equity strategies, Domestic Large Cap and Domestic Small Cap strategies outperformed during the reporting period, while International Developed and Emerging Markets strategies detracted from relative performance.
During the reporting period, the Fund’s fixed income sector and interest rate strategies collectively helped fund performance. This outperformance mainly came from duration and yield curve management strategies within the domestic bond portion of the Fund. The Fund maintained a short duration position through most of the reporting period. Stubbornly high inflation and a Fed determined to bring inflation back under control even at the risk of a recession pushed yields much higher over the last 12 months. The Fund also benefitted by a flattening yield curve bias, as the yield curve flattened significantly amid
Annual Shareholder Report

the Fed’s aggressive monetary tightening, indicating a substantial risk of recession despite a healthy labor market. Sector positioning, however, was a modest detractor during the reporting period. Most credit sectors within the taxable bond market underperformed similar duration Treasuries in the past year. Tactical overweight allocations to mortgage-backed securities and Emerging Markets, as well as underweight allocations to Investment Grade and High Yield, had a minor negative impact on the performance.
1
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
The Fund’s broad-based security market indexes are the S&P 500 Index and the Bloomberg US Aggregate Bond Index, which had total returns of -9.23% and -12.84%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg US Aggregate Bond Index.
3
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
4
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.*
5
The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
6
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
7
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.*
8
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
9
The MSCI World ex USA Index captures large- and mid-cap representation across 22 of 23 Developed Markets countries–excluding the United States. With 982 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.*
10
Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
11
The MSCI Emerging Markets Index captures large- and mid-cap representation across 24 Emerging Markets countries. The indexes covers approximately 85% of the free float-adjusted market capitalization in each country.*
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Global Allocation Fund (the “Fund”) from November 30, 2012 to November 30, 2022, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Global Aggregate Index (BGAI) (the “Blended Index”),2 the Standard and Poor’s 500 Index (S&P 500),3 the Bloomberg US Aggregate Bond Index (BAB) 4 and the Morningstar Global Allocation Funds Average (MGAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2022

◾ Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
◾ Total returns shown for Class B Shares include the maximum contingent deferred sales charge of 5.50% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-15.89%	1.69%	4.42%
Class B Shares	-15.91%	1.70%	4.34%
Class C Shares	-12.43%	2.06%	4.38%
Class R Shares	-11.37%	2.41%	4.57%
Institutional Shares	-10.72%	3.15%	5.32%
Class R6 Shares[6]	-10.67%	3.18%	5.23%
Blended Index	-13.54%	3.38%	5.09%
S&P 500	-9.23%	10.98%	13.34%
BAB	-12.84%	0.21%	1.09%
MGAFA	-7.72%	2.95%	4.45%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BGAI. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BGAI is a measure of global investment-grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The BAB is a broad-based benchmark that measures the investment-grade, U.S. dollar- denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6
The Fund’s Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Class R6 Shares since Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Class R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	34.2%
International Equity Securities	19.5%
Emerging Markets Core Fund	8.7%
Foreign Debt Securities	7.0%
Mortgage Core Fund	6.9%
Corporate Debt Securities	6.7%
U.S. Treasuries	5.3%
Project and Trade Finance Core Fund	1.4%
Asset-Backed Securities	1.0%
High Yield Bond Core Fund[2]	0.8%
Collateralized Mortgage-Backed Securities	0.4%
Government Agencies	0.2%
Bank Loan Core Fund	0.1%
Cash Equivalents[3]	7.5%
Derivative Contracts[4]	0.0%
Mortgage-Backed Securities[5]	0.0%
Other Assets and Liabilities—Net[6]	0.3%
TOTAL	100.0%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2022, the Fund’s sector composition1 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	19.3%
Financials	16.7%
Health Care	13.5%
Consumer Discretionary	10.7%
Industrials	10.3%
Consumer Staples	7.9%
Energy	6.1%
Materials	4.7%
Communication Services	4.5%
Utilities	3.2%
Real Estate	3.1%
TOTAL	100%

1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
November 30, 2022
Shares or Principal Amount			Value
		COMMON STOCKS— 53.7%
		Communication Services— 2.4%
787		Adevinta ASA	$ 6,366
13,756	[1]	Alphabet, Inc., Class A	1,389,218
12,090	[1]	Alphabet, Inc., Class C	1,226,530
94,990		America Movil S.A.B. de C.V.	92,312
19,444		AT&T, Inc.	374,880
7,300		Baidu, Inc.	98,644
1	[1]	CarGurus, Inc.	13
1		Cheil Communications, Inc.	19
502,000		China Tower Corp Ltd.	54,447
334		Cogent Communications Holdings, Inc.	19,389
4,300		Cyber Agent Ltd.	39,072
383		Elisa Communications Oyj	19,933
4,836		Etihad Etisalat Co.	47,115
11,752		Fox Corp.	381,352
660	[1]	Frontier Communications Parent, Inc.	17,008
46,000		HKT Trust and HKT Ltd.	55,933
929		Info Edge India Ltd.	46,125
2,967	[1]	Integral Ad Science Holding LLC	29,522
300		KDDI Corp.	8,979
293		Krafton, Inc.	51,697
11,200		Kuaishou Technology	81,732
4,632		LG Uplus Corp.	42,854
2,774	[1]	Lumen Technologies, Inc.	15,174
977	[1]	Meta Platforms, Inc.	115,384
11,922		Mobile Telecommunications Co. Saudi Arabia	35,625
2,478		NetEase, Inc.	35,012
57		NHN Corp.	8,288
9,230		Paramount Global, Class B	185,338
17,560		Pearson PLC	211,135
410		Proximus	4,269
64,900		PT Telekomunikasi Indonesia Tbk	16,688
2,499		Publicis Groupe	165,282
7,184		Quebecor, Inc., Class B	154,826
18,079	[1]	Qurate Retail, Inc.	42,486
7,604		Saudi Telecom Co.	78,183
269		Scholastic Corp.	11,061
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Communication Services— continued
57,600		SoftBank Corp.	$ 628,092
5,042		Spark New Zealand Ltd.	16,433
100		Swisscom AG	53,754
95,009		Telefonica Deutschland Holding AG	226,521
1,886		Telenor ASA	18,262
14,174		Telstra Group Ltd.	38,290
15,396		Tencent Holdings Ltd.	578,531
16,773		TIM S.A./Brazil	42,019
1,617	[1]	T-Mobile USA, Inc.	244,911
4,219		Universal Music Group	101,073
11,415		Verizon Communications, Inc.	444,957
12		Vivendi SA	109
3,319		Vodacom Group Ltd.	24,276
2,834		WPP PLC	30,140
25,200		Yahoo Japan Corp.	68,670
		TOTAL	7,677,929
		Consumer Discretionary— 5.8%
207	[1]	Abercrombie & Fitch Co., Class A	4,964
568		Academy Sports and Outdoors, Inc.	28,673
430		Adidas AG	54,832
42,208	[1]	Alibaba Group Holding Ltd.	460,647
20,056	[1]	Amazon.com, Inc.	1,936,206
733	[1]	Aptiv PLC	78,189
25	[1]	Asbury Automotive Group, Inc.	4,690
257,100		Asset World Corp PCL	45,983
1,661		Balkrishna Industries Ltd.	42,113
1,768		Bayerische Motoren Werke AG	158,796
985		Berkeley Group Holdings PLC	45,435
1,920		Block (H&R), Inc.	83,923
2,213		Bloomin Brands, Inc.	49,837
638		BorgWarner, Inc.	27,121
372	[1]	Bowlero Corp.	5,193
9,456		Burberry Group PLC	249,561
3,570		BYD Co. Ltd.	89,675
1,500		BYD Co. Ltd.	55,223
1,486		Canadian Tire Corp. Ltd.	168,291
120	[1]	Cavco Industries, Inc.	27,556
1,485		Cheesecake Factory, Inc.	52,034
497	[1]	Chegg, Inc.	14,830
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
6	[1]	Chicos Fas, Inc.	$ 35
24,726		Chongqing Changan Automobile Co. Ltd.	47,143
1,443	[1]	Churchill Capital Corp. IV	14,632
1,848		Cie Financiere Richemont SA	245,823
748		CJ Home Shopping	48,339
692		Coway Co. Ltd.	30,353
239	[1]	CROCs, Inc.	24,139
67		D’ieteren Group	12,781
90		Dillards, Inc., Class A	32,373
436		Dollarama, Inc.	26,685
80,000		Dongfeng Motor Group Co. Ltd.	45,154
103	[1]	Dorman Products, Inc.	9,233
46,015	[1]	DraftKings, Inc.	704,950
1,129		Eicher Motors Ltd.	48,796
2,264	[1]	Everi Holdings, Inc.	37,854
2,128		Evolution AB	218,026
475		Ferrari NV	105,277
451	[1]	Flutter Entertainment PLC	67,941
10,697		Ford Motor Co.	148,688
2,089		Ford Otomotiv Sanayi A.S.	50,231
346	[1]	Fox Factory Holding Corp.	36,711
3	[1]	Frontdoor, Inc.	70
3,947		General Motors Co.	160,090
634		Gentex Corp.	18,323
1,216	[1]	G-III Apparel Group Ltd.	26,302
177	[1]	Golden Entertainment, Inc.	7,843
2	[1]	GoPro, Inc.	11
1,400		Gree Electric Appliances, Inc. of Zhuhai	6,329
348	[1]	Green Brick Partners, Inc.	8,415
243		Group 1 Automotive, Inc.	46,982
64,000		Guangzhou Automobile Group Co. Ltd.	46,092
12,800		Haier Smart Home Co. Ltd.	44,219
20,800		Haier Smart Home Co. Ltd.	68,940
1		Halla Climate Control Co.	7
1,337		Hankook Tire Co. Ltd.	34,968
363		Harley-Davidson, Inc.	17,108
177		Hermes International	290,933
731		Hilton Worldwide Holdings, Inc.	104,255
5,065		Home Depot, Inc.	1,641,009
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
76		Hyundai Motor Co.	$ 9,882
24,658		Industria de Diseno Textil SA	639,306
1,202		International Game Technology PLC	29,497
7,181		JD.com, Inc.	204,499
745		Jumbo S.A.	11,787
5,024		Just Eat Takeaway.com NV	117,605
1		Kangwon Land, Inc.	19
342		KB HOME	10,735
1,500		Kia Corp.	79,048
2	[1]	Latham Group, Inc.	7
161		Lear Corp.	23,223
124		LG Electronics, Inc.	9,363
4,115		Lowe’s Cos., Inc.	874,643
923		LVMH Moet Hennessy Louis Vuitton SA	714,643
51		Maruti Suzuki India Ltd.	5,651
9,455		Meituan	203,067
591	[1]	Meritage Corp.	51,068
56,000		Minor International PCL	49,346
1	[1]	Modine Manufacturing Co.	21
3,799		Mr. Price Group Ltd.	37,337
35		Murphy USA, Inc.	10,353
248		Naspers Ltd., Class N	38,189
404		Next PLC	28,830
3,552		OPAP S.A.	49,145
1,945	[2]	Ozon Holdings PLC, ADR	0
74		Page Industries Ltd.	43,325
19,500		Pan Pacific International Holdings Corp.	340,527
61,700		Panasonic Holdings Corp.	576,149
374		Patrick Industries, Inc.	20,918
49,000		Pou Chen Corp.	51,770
143,200		PT Astra International Tbk	55,346
68,400		PTT Oil & Retail Business PCL	47,393
5,423		Puma AG Rudolf Dassler Sport	274,986
674	[1]	QuantumScape Corp.	5,048
651		Red Rock Resorts, Inc.	29,334
1,590		Rent-A-Center, Inc.	38,303
1,407	[1]	Rivian Automotive, Inc.	45,080
19,600		SAIC Motor Corp. Ltd.	41,847
20,100		Sekisui Chemical Co.	284,080
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
16,400		Sekisui House Ltd.	$ 307,387
19,400		Sharp Corp.	138,710
41	[1]	Skyline Corp.	2,132
1,916		Smith & Wesson Brands, Inc.	22,551
2	[1]	Solid Power, Inc.	7
143		Standard Motor Products, Inc.	5,493
5,231		Target Corp.	873,943
408	[1]	Target Hospitality Corp.	5,900
6,910	[1]	Tesla, Inc.	1,345,377
51,611		The Lottery Corp.	163,415
59,351		The Wendy’s Co.	1,338,959
142		Thor Industries, Inc.	12,232
2,007		Titan Industries Ltd.	65,992
1,287		TJX Cos., Inc.	103,024
2,378		Trent Ltd.	43,349
161	[1]	Tri Pointe Homes, Inc.	2,969
216	[1]	Ulta Beauty, Inc.	100,405
1	[1]	Vacasa, Inc.	2
13,642		Vibra Energia SA	43,455
237	[1]	Vista Outdoor, Inc.	6,629
1		Winnebago Industries, Inc.	59
554	[1,3]	XPEL, Inc.	37,977
30,000		Yadae Group Holdings Ltd.	56,511
1,958		Yum China Holding, Inc.	107,925
9,275		Zhongsheng Group Holdings	47,478
51,877		Zomato Ltd.	42,614
		TOTAL	18,086,697
		Consumer Staples— 4.2%
8,881		Albertsons Cos., Inc.	186,057
32,745		Altria Group, Inc.	1,525,262
24,854		Ambev SA	76,248
2,336		Anheuser-Busch InBev NV	137,282
5,182		Archer-Daniels-Midland Co.	505,245
3,100		Asahi Group Holdings Ltd.	99,692
1,122		Avenue Supermarts Ltd.	56,056
3,122		Bid Corp. Ltd.	60,191
5,418		BIM Birlesik Magazalar AS	39,231
41	[1]	BJ’s Wholesale Club Holdings, Inc.	3,085
656		Cal-Maine Foods, Inc.	38,232
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
8,952		Campbell Soup Co.	$ 480,454
90	[1]	Chefs Warehouse, Inc.	3,497
3		Chocoladefabriken Lindt & Sprungli AG	310,882
4		Chocoladefabriken Lindt & Sprungli AG	42,325
106		Coca-Cola Bottling Co.	52,131
8,393		Coca-Cola Femsa S.A.B. de C.V.	57,360
476		Colgate-Palmolive (India) Ltd.	9,582
17,299		Diageo PLC	803,806
768		Edgewell Personal Care Co.	33,185
264		Empire Co. Ltd., Class A	7,189
33,681		Endeavour Group Ltd.	160,583
923		Estee Lauder Cos., Inc., Class A	217,634
4,176		Fomento Economico Mexicano, SA de C.V.	33,327
444		Fresh Del Monte Produce, Inc.	12,290
3,954		General Mills, Inc.	337,276
154		George Weston Ltd.	19,285
4,187		Gruma S.A., Class B	51,835
15,919		Grupo Bimbo S.A.B. de CV, Class A	67,549
16,500		Guangdong Wens Foodstuff Group Co. Ltd.	41,706
3,097		HelloFresh SE	75,690
1,259		Hindustan Lever Ltd.	41,639
17,733		Imperial Brands PLC	455,522
38		Ingles Markets, Inc., Class A	3,842
231		Inter Parfums, Inc.	22,012
16,695		ITC Ltd.	70,247
9,769		JBS S.A.	41,509
763		Jeronimo Martins SGPS SA	16,832
8,900		Kao Corp.	355,174
429		Kerry Group PLC	40,528
737		Kesko	15,917
6,697		Koninklijke Ahold NV	194,166
843		Korea Tobacco & Ginseng Corp.	63,935
27,656		Kroger Co.	1,360,399
2,632		Loblaw Cos. Ltd.	237,538
1,365		L’Oreal SA	516,251
19,585		Mondelez International, Inc.	1,324,142
1,116		Mowi ASA	100,705
236		Nestle India Ltd.	58,691
5,300		Nestle S.A.	630,696
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
22,700		New Hope Liuhe Co. Ltd.	$ 43,420
54		Orion Corp.	4,844
2,027		Orkla ASA	14,419
300		Perlis Plantations Bhd	1,165
397		Philip Morris International, Inc.	39,569
5,690	[1]	Pilgrim’s Pride Corp.	148,850
10,190		Raia Drogasil S.A.	45,262
37,981		Reynolds Consumer Products, Inc.	1,213,873
159		Salmar ASA	5,658
263		Sanfilippo (John B. & Sons), Inc.	22,273
5,463		Savola Group Co.	41,585
2,600		Seven & I Holdings Co. Ltd.	106,088
4,295		Shoprite Holdings Ltd.	63,356
94		SpartanNash Co.	3,088
92,100		Thai Union Frozen Products Public Co. Ltd.	44,687
85		The Anderson’s, Inc.	3,273
74	[1]	The Simply Good Foods Co.	2,953
29,166		Tingyi (Cayman Isln) Hldg Co.	47,645
6,700		Tongwei Co. Ltd.	40,852
6,000		Tsingtao Brewery Co. Ltd.	56,676
1,200		Tsingtao Brewery Co. Ltd.	17,136
2,564		Tyson Foods, Inc., Class A	169,942
438	[1]	United Natural Foods, Inc.	20,884
1,353	[1]	Veru, Inc.	7,685
17,259		Wal-Mart de Mexico SAB de C.V.	68,208
34,000		Want Want China Holdings Ltd.	23,084
43		Weis Markets, Inc.	3,750
		TOTAL	13,354,137
		Energy— 3.3%
855		Aker BP ASA	29,829
131		Ampol Ltd.	2,550
125		Arch Resources, Inc.	19,344
1		Borr Drilling Ltd.	5
140,482		BP PLC	840,459
677		Brigham Minerals, Inc.	23,986
186		Canadian Natural Resources Ltd.	11,105
7,865		Cheniere Energy, Inc.	1,379,206
572		Chevron Corp.	104,853
50,000		China Coal Energy Co.	46,074
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Energy— continued
26,000		China Oilfield Services Ltd.	$ 32,572
425		Chord Energy Corp.	64,825
16,037		Coal India Ltd.	45,264
14,459		ConocoPhillips	1,785,831
4,881		Coterra Energy, Inc., Class A	136,229
1,285		CVR Energy, Inc.	47,352
26,700		ENEOS Holdings, Inc.	90,385
2,644		Equinor ASA	101,840
3,994		Exxaro Resources Ltd.	52,392
20,144		Exxon Mobil Corp.	2,242,833
1,351		Galp Energia SGPS SA	16,568
1,335		Helmerich & Payne, Inc.	68,192
233		Hyundai Robotics Co. Ltd.	11,520
9,672		Imperial Oil Ltd.	550,272
2,465		Magnolia Oil & Gas Corp.	64,287
6,886		Marathon Oil Corp.	210,918
1,112		Matador Resources Co.	73,792
220		Murphy Oil Corp.	10,384
1,141		Neste Oyj	58,710
28,476		Oil & Natural Gas Corp. Ltd.	49,508
397		OMV AG	21,059
1,215		PBF Energy, Inc.	48,320
53,177		PetroChina Co. Ltd.	24,198
15,919		Petroleo Brasileiro SA	93,225
8,388		Polski Koncern Naftowy Orlen SA	122,924
185,000		PT Adaro Energy	45,509
22,500		PT United Tractors	44,046
3,200		PTT Exploration and Production Public Co.	17,111
600		PTT Public Co. Ltd.	569
7,684		Reliance Industries Ltd.	259,153
1,421		Repsol SA	21,935
4,610		RPC, Inc.	42,689
2,751		Saudi Arabian Oil Co. (Aramco)	24,589
604		Scorpio Tankers, Inc.	30,816
2,264		Shell PLC	66,236
1,421		SM Energy Co.	61,259
220		S-Oil Corp.	14,527
11,958		Suncor Energy, Inc.	393,192
12,123	[2]	Tatneft	0
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Energy— continued
7,015		TotalEnergies SE	$ 438,203
16,211		Ultrapar Participacoes SA	44,359
1,940		VAALCO Energy, Inc.	10,049
8,604		Woodside Energy Group Ltd.	217,101
14,606		Yankuang Energy Group Co. Ltd., Class H	48,577
500		Yanzhou Coal Mining Co. Ltd.	2,843
		TOTAL	10,263,574
		Financials— 9.0%
1,139		AB Industrivarden	29,571
5,748		ABSA Group Ltd.	68,617
5,317		Aegon NV	26,286
435		Ageas	17,550
31,400		AIA Group Ltd.	320,248
3,822		Al Rajhi Bank	82,449
6,425		Alinma Bank	59,456
10,141		Allstate Corp.	1,357,880
4,221		Ameriprise Financial, Inc.	1,401,161
1,118		Ameris Bancorp	59,120
712		Argo Group International Holdings Ltd.	19,352
110,340		Aviva PLC	598,546
16,129		AXA SA	461,399
3,412		Axis Bank Ltd.	38,102
29,375		B3 SA - Brasil Bolsa Balcao	72,060
390		Bajaj Finance Ltd.	32,685
15,849		Banco Bradesco SA	42,025
536,682		Banco de Chile	50,775
22,160		Banco de Oro	51,259
1,109,362		Banco Santander Chile SA	43,129
1,905	[1]	Bancorp, Inc., DE	57,093
97,800		Bangkok Commercial Asset Management PLC	41,764
32,160	[1]	Bank Hapoalim BM	313,799
48,910		Bank of America Corp.	1,851,243
178,388		Bank of China Ltd.	63,545
91,456		Bank of Communications Ltd.	51,741
20,700		Bank of Hangzhou Co. Ltd.	38,451
400		Bank of Jiangsu Co. Ltd.	417
23,520		Bank of The Philippine Islands	44,240
279		Bank Pekao SA	5,342
222		Bank Zachodni WBK S.A.	13,854
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
8,341		BB Seguridade Participacoes SA	$ 50,342
3,777		Berkshire Hathaway, Inc., Class B	1,203,352
4,840		BGC Partners, Inc., Class A	20,860
1	[1]	Bright Health Group, Inc.	1
470		Brookline Bancorp, Inc.	6,683
1,504	[1]	BRP Group, Inc.	45,180
885		Bupa Arabia For Cooperative Insurance Co.	41,978
1		Byline Bancorp, Inc.	23
49,153		Cathay Financial Holding Co. Ltd.	70,195
83,000		Chang Hwa Bank	47,377
7,803		Chimera Investment Corp.	53,451
410,000		China Cinda Asset Management Co. Ltd.	54,112
67,000		China CITIC Bank Corp. Ltd.	29,757
209,501		China Construction Bank Corp.	127,264
19,000		China Everbright Bank Co. Ltd.	5,663
3,545		China Merchants Bank Co. Ltd.	18,023
31,200		China Pacific Insurance Group Co. Ltd.	71,205
100,422		Chinatrust Financial Holding Co. Ltd.	75,504
50,600		CIMB Group Holdings Berhad	66,258
19,649		Citizens Financial Group, Inc.	832,725
21,927		Commerzbank AG, Frankfurt	183,333
1,974		ConnectOne Bancorp, Inc.	51,798
620	[1]	Customers Bancorp, Inc.	20,007
32,800		Daiwa Securities Group, Inc.	145,852
2,226		Danske Bank A/S	40,334
9,373		DBS Group Holdings Ltd.	243,712
28,189		Deutsche Bank AG	297,641
151		Deutsche Boerse AG	27,699
10,202		Discover Financial Services	1,105,489
2,514		DNB Bank ASA	49,230
286	[1]	Donnelley Financial Solutions, Inc.	10,919
64	[1]	Encore Capital Group, Inc.	3,226
558	[1]	Enova International, Inc.	22,510
22,404		EQT AB	521,197
26,117		Equitable Holdings, Inc.	828,954
927		Erste Group Bank AG	29,183
1,488		Essent Group Ltd.	59,654
2,188		Exor NV	172,708
1,064		Fairfax Financial Holdings Ltd.	610,470
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
19,412		FinecoBank Banca Fineco SPA	$ 318,716
10,889		First American Financial Corp.	595,084
3,568		First BanCorp	54,876
1,233		First Merchants Corp.	54,511
937		First PacTrust Bancorp, Inc.	15,901
24,551		FirstRand Ltd.	95,220
36,535		Fubon Financial Holdings Co. Ltd.	72,725
539		Gjensidige Forsikring ASA	10,445
21,997		Great-West Lifeco, Inc.	524,599
268		Groupe Bruxelles Lambert SA	21,733
7,880	[1]	Grupo Financiero Banorte S.A. de C.V.	63,243
30,457		Grupo Financiero Inbursa, S.A. de C.V., Class O	57,429
1,099		Hancock Whitney Corp.	60,269
19,956		Hargreaves Lansdown PLC	205,946
1		HomeStreet, Inc.	27
5,019		Hong Kong Exchanges & Clearing Ltd.	200,303
10,100		Hong Leong Bank Berhad	47,372
9,800		Hong Leong Credit Berhad	40,826
3,832		Housing Development Finance Corp. Ltd.	127,805
23,899		HSBC Holdings PLC	147,317
77,510		Hua Nan Financial Holdings Co. Ltd.	57,475
11,747		ICICI Bank Ltd.	139,013
3,114		ICICI Lombard General Insurance Co. Ltd.	46,440
6,389		ICICI Prudential Life Insurance Company Ltd.	37,633
5,780		IGM Financial, Inc.	167,709
242,813		Industrial & Commercial Bank of China	122,406
1,582		James River Group Holdings Ltd.	38,000
7,900		Japan Exchange Group, Inc.	114,678
2,146		KB Financial Group, Inc.	86,195
675		KBC Groupe	37,777
129		Kinsale Capital Group, Inc.	39,759
111		Kotak Mahindra Bank Ltd.	2,677
58,200		Krung Thai Bank PLC	29,121
3,772		Lazard Ltd., Class A	138,093
24,465		Legal & General Group PLC	75,440
408		Mahindra and Mahindra Ltd.	6,616
2,200		Malayan Banking BHD	4,269
9,175		Manulife Financial Corp.	165,268
280,899		Medibank Private Ltd.	562,255
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
49		Merchants Bancorp, Inc.	$ 1,254
1,774		Meritz Fire & Marine Insurance Co. Ltd.	62,827
46,130		Metro Bank and Trust Co.	47,091
364	[1]	Metropolitan Bank Holding Corp.	23,129
2,052		MFA Financial, Inc.	22,941
900		Mitsubishi HC Capital, Inc.	4,292
291	[1]	Mizrahi Tefahot Bank Ltd.	10,839
130		Muenchener Rueckversicherungs-Gesellschaft AG	40,960
673		National Bank Holdings Corp.	31,301
3,153		Navient Corp.	52,245
4,395		Nedbank Group Ltd.	58,168
1		New York Mortgage Trust, Inc.	3
2,344	[1]	NMI Holdings, Inc.	50,466
1,844		OFG Bancorp.	53,421
2,443		Old National Bancorp	46,686
171		Origin Bancorp, Inc.	6,997
36,400		ORIX Corp.	587,542
1		Oscar Health, Inc.	3
943		OTP Bank RT	25,912
30,685		Oversea-Chinese Banking Corp. Ltd.	281,678
5	[1]	Palomar Holdings, Inc.	314
2		Pennymac Financial Services, Inc.	119
162,000		People’s Insurance, Co. (Group) of China Ltd.	54,618
58,000		PICC Property and Casualty Co. Ltd., Class H	58,464
7,682		Ping An Insurance (Group) Co. of China Ltd.	47,589
400		Piper Jaffray Cos., Inc.	57,464
810		PNC Financial Services Group	136,291
90,000		Postal Savings Bank of China Co. Ltd.	54,078
60,600		Postal Savings Bank of China Co. Ltd.	38,030
4,999		Power Corp. of Canada	125,760
487		Preferred Bank Los Angeles, CA	36,812
10,423		Principal Financial Group, Inc.	934,735
1,321		Progressive Corp., OH	174,570
13,474		Prudential Financial, Inc.	1,455,596
88,840		PT Bank Central Asia	52,861
106,500		PT Bank Mandiri Tbk	71,557
25,900		PT Bank Negara Indonesia	16,414
65,800		PT Bank Rakyat Indonesia Tbk	20,921
53,600		Public Bank Berhad	54,331
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
3,383		QBE Insurance Group Ltd.	$ 29,980
891		QCR Holdings, Inc.	46,876
30,602		Regions Financial Corp.	710,272
2,065		Royal Bank of Canada	205,372
1,291		Sampo Oyj, Class A	65,668
171		Samsung Fire & Marine Insurance	26,772
6,635		Sanlam Ltd.	21,602
16,100		SCB X PCL	48,185
98,233		Sinopac Holdings Co.	58,396
1		Siriuspoint Ltd.	7
16,229		SLM Corp.	283,358
42		Sofina	9,194
7,676		Standard Bank Group Ltd.	80,617
10,089		State Bank of India	75,480
736		Stellar Bancorp, Inc.	24,884
59,369		Suncorp Group Ltd.	485,916
1,116		Swiss Re AG	17,672
19,732		Synchrony Financial	741,529
2,026		Synovus Financial Corp.	85,355
70,860		Taiwan Cooperative Financial Holding Co. Ltd.	61,661
3,766		The National Commercial Bank	51,822
31,060		UBS Group AG	577,967
2,700		United Overseas Bank Ltd.	62,290
7,088		Webster Financial Corp. Waterbury	385,162
3,377		Woori Financial Group, Inc.	33,727
248	[1]	World Acceptance Corp.	17,586
84,151		Yuanta Financial Holding Co. Ltd.	62,047
		TOTAL	28,209,875
		Health Care— 7.2%
5,326		Abbott Laboratories	572,971
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
187	[1]	Addus Homecare Corp.	20,622
1	[1]	ADMA Biologics, Inc.	3
4,259		Agilent Technologies, Inc.	660,060
5,432		Alector, Inc.	46,118
491	[1]	AMN Healthcare Services, Inc.	60,737
164	[1]	Amphastar Pharmaceuticals, Inc.	4,836
20,064	[1]	Antigenics, Inc.	54,173
2,039	[1]	Arcus Biosciences, Inc.	71,712
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
100		Asahi Intecc Co. Ltd.	$ 1,781
4,100		Astellas Pharma, Inc.	63,790
56		AstraZeneca PLC	7,578
402	[1]	Avanos Medical, Inc.	10,814
1,449	[1]	Avantor, Inc.	32,284
82,500		Bangkok Dusit Medical Services Public Co. Ltd.	70,963
6,100		Beijing Tongrentang Co. Ltd.	42,012
2	[1]	BioNano Genomics, Inc.	4
626		Carl Zeiss Meditec AG	84,241
4	[1]	Catalyst Pharmaceutical Partners, Inc.	67
84,000		China Traditional Chinese Medicine Holdings Co. Ltd.	42,065
1,409		CIGNA Corp.	463,406
3,818		Cipla Ltd.	53,871
2,944	[1]	Cogent Biosciences, Inc.	37,035
4,067		Coherus Biosciences, Inc.	27,900
319	[1]	Corvel Corp.	48,797
2	[1]	CTI BioPharma Corp.	12
7,253		CVS Health Corp.	738,936
6,139		Danaher Corp.	1,678,464
1,221	[1]	Definitive Healthcare Corp.	13,883
1,161		Divi’s Laboratories Ltd.	48,918
139		Elevance Health, Inc.	74,076
3,866		Eli Lilly & Co.	1,434,595
284		Ensign Group, Inc.	26,980
6,819	[1]	EQRx, Inc.	25,639
1	[1]	Evolent Health, Inc.	29
1,554		Fisher & Paykel Healthcare Corp. Ltd.	23,348
303	[1]	Fulgent Genetics, Inc.	10,990
3	[1]	Geron Corp.	7
9		Green Cross Corp.	895
38,182		GSK PLC	648,605
2,444		HCA Healthcare, Inc.	587,098
1,744		HilleVax, Inc.	34,880
1		Hims & Hers Health, Inc.	6
7,200		Huadong Medicine Co. Ltd.	41,619
3,849		Hypermarcas SA	32,962
6	[1]	Immunogen, Inc.	31
4,433	[1]	Immunovant, Inc.	58,117
723	[1]	Inari Medical, Inc.	53,198
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
3,172	[1]	Incyte Genomics, Inc.	$ 252,713
1	[1]	Inovio Pharmaceuticals, Inc.	2
104	[1]	Integer Holdings Corp.	7,729
2,418		Ipsen SA	270,515
237	[1]	iTeos Therapeutics, Inc.	4,776
940		Johnson & Johnson	167,320
829		Koninklijke Philips NV	12,487
2	[1]	Lyell Immunopharma, Inc.	8
2	[1]	Mannkind Corp.	9
3,321	[1]	MaxCyte, Inc.	19,893
286	[1]	Medpace Holdings, Inc.	60,029
11,722		Medtronic PLC	926,507
15,916		Merck & Co., Inc.	1,752,670
1,004		Merck KGAA	181,911
294	[1]	Meridian Bioscience, Inc.	9,408
346	[1]	ModivCare, Inc.	26,642
2,581	[1]	Motion Acquisition Corp.	18,970
769		Mouwasat Medical Services Co.	38,614
3	[1]	Nektar Therapeutics	8
954	[1]	NextGen Healthcare, Inc.	19,843
7,364		Novartis AG	656,545
5,152		Novo Nordisk A/S	644,977
22,172	[1]	Nuvation Bio, Inc.	42,348
399	[1]	Option Care Health, Inc.	12,014
287		Orion Oyj	15,200
1,140		Owens & Minor, Inc.	23,495
1	[1]	Pacific Biosciences of California, Inc.	11
130		Patterson Cos., Inc.	3,697
20,121		Pfizer, Inc.	1,008,666
6,885	[1,2]	Progenics Pharmaceuticals, Inc.	0
1,057		Progyny, Inc.	38,718
6,119	[1]	Qiagen NV	303,135
2,666	[1]	Qiagen NV	131,533
2,375		Quest Diagnostics, Inc.	360,596
1,683	[1]	Regeneron Pharmaceuticals, Inc.	1,265,111
520		Roche Holding AG	169,019
1,267		Roche Holding AG	507,343
1		Sana Biotechnology, Inc.	5
5	[1]	Sangamo BioSciences, Inc.	18
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
2,163		Sanofi	$ 195,420
1,882		SD Biosensor, Inc.	47,737
1,936		Seegene, Inc.	45,346
1,000		Shanghai Fosun Pharmaceutical Co. Ltd.	3,345
30,800		Shanghai Pharmaceuticals Holding Co. Ltd.	51,414
178	[1]	Shockwave Medical, Inc.	45,141
108,000		Sino Biopharmaceutical Ltd.	64,043
23,739		Sinopharm Group Co. Ltd.	56,115
441		SK Bioscience Co. Ltd.	28,305
4,676		Smith & Nephew PLC	61,198
2	[1]	SomaLogic, Inc.	6
13,384		Sonic Healthcare Ltd.	296,910
340		Sonova Holding AG	87,138
6	[1]	Sorrento Therapeutics, Inc.	8
237	[1]	Staar Surgical Co.	13,535
5,548		Sun Pharmaceutical Industries Ltd.	71,922
5,500		Sysmex Corp.	337,059
14,200		Terumo Corp.	420,499
2	[1]	Tg Therapeutics, Inc.	18
1	[1]	Travere Thrapeutics, Inc.	20
340		UCB SA	27,256
4,450		UnitedHealth Group, Inc.	2,437,532
3,610	[1]	Vanda Pharmaceuticals, Inc.	39,385
1	[1]	Varex Imaging Corp.	21
2,051	[1]	Vertex Pharmaceuticals, Inc.	648,936
1,518		West Pharmaceutical Services, Inc.	356,214
1,000		WuXi PharmaTech, Inc.	6,548
3,005		Zoetis, Inc.	463,191
		TOTAL	22,772,409
		Industrials— 5.6%
33		A P Moller-Maersk A/S	70,493
140		A.P. Moller-Maersk A/S, Class B	305,463
1,406		Airbus Group SE	162,332
269		Alexander and Baldwin, Inc.	17,151
69,588		Alfa, S.A. de C.V., Class A	48,691
2,741		Allison Transmission Holdings, Inc.	122,797
3,004		Ametek, Inc.	427,830
120		Apogee Enterprises, Inc.	5,790
492		Applied Industrial Technologies, Inc.	65,185
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
519		ArcBest Corp.	$ 42,958
473	[1]	Atkore, Inc.	57,777
3,373	[1]	Auckland International Airport Ltd.	17,100
57,092		Aurizon Holdings Ltd.	148,242
2		Barrett Business Services, Inc.	197
86	[1]	Beacon Roofing Supply, Inc.	5,022
37,107		Bharat Electronics Ltd.	48,278
3,996		Bidvest Group Ltd.	53,772
31	[1]	BlueLinx Holdings, Inc.	2,151
788		Boise Cascade Co.	58,344
1,612		Brambles Ltd.	13,191
1,263		Brenntag AG	78,938
64		Brinks Co. (The)	3,824
909	[1]	Brookfield Business Corp.	20,162
490	[1]	Builders Firstsource, Inc.	31,326
2,043		Bunzl PLC	75,039
3,499		Carrier Global Corp.	155,076
1,106	[1]	CBIZ, Inc.	54,913
163		Cheil Jedang Corp.	9,581
46,000		China Airlines	27,443
43,049		China COSCO Holdings Co. Ltd., Class H	46,673
121,300		China Energy Engineering Corp Ltd.	41,681
34,768		China Railway Group Ltd.	19,585
49,100		China Railway Group Ltd.	40,602
59,000		China State Construction Engineering Corp. Ltd.	48,739
44,000		China State Construction International Holdings Ltd.	53,147
18,038		Cia de Concessoes Rodoviarias	41,051
2,091		Cintas Corp.	965,582
3,500		CK Hutchison Holdings Ltd.	20,516
316		Comfort Systems USA, Inc.	40,056
346		Compagnie de St. Gobain	16,128
1,275		Costamare, Inc.	12,291
377		CRA International, Inc.	46,469
16,544		CSX Corp.	540,823
2,300		Daifuku Co.	119,629
3,379		Dassault Aviation SA	537,104
9,727		Deutsche Post AG	383,670
1,707		Doosan Bobcat, Inc.	46,756
474		Emcor Group, Inc.	73,423
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
3,945		Emerson Electric Co.	$ 377,813
183		Encore Wire Corp.	26,738
11,644		Epiroc AB	195,570
1,322		Ferguson PLC	149,897
1,557		GEA Group AG	62,855
1		Genco Shipping & Trading Ltd.	15
3,769		General Dynamics Corp.	951,258
122	[1]	GMS, Inc.	5,990
3,118		GrafTech International Ltd.	16,837
4,113		Grupo Aeroportuario del Pacifico SA, Class B	66,807
348		Grupo Aeroportuario del Sureste SAB de CV, Class B	8,631
1,369		H&E Equipment Services, Inc.	57,402
1,283		Hillenbrand, Inc.	64,150
321		Huron Consulting Group, Inc.	24,993
203		Hyundai Merchant Marine Co. Ltd.	3,502
259		IDEX Corp.	61,510
1,160		IMCD Group NV	172,645
4,532		Indian Railway Catering & Tourism Corp., Ltd.	41,470
6,700		Itochu Corp.	211,088
314	[1]	JELD-WEN Holding, Inc.	3,247
3,300		Jiangsu Zhongtian Technologies Co. Ltd.	7,730
416		Kingspan Group PLC	23,324
917		Kone Corp. OYJ, Class B	46,098
241		Kongsberg Gruppen ASA	9,981
920		Korn Ferry	52,468
21,200		Kubota Corp.	315,074
1,470		Kuehne & Nagel International AG	357,400
1,485		L3Harris Technologies, Inc.	337,214
918		LG Corp.	59,302
2,108		Lockheed Martin Corp.	1,022,781
494	[1]	Masonite International Corp.	37,183
1		Matthews International Corp., Class A	32
22,400		Minebea Co. Ltd.	372,633
37,600		Mitsubishi Electric Corp.	379,738
12,700		MonotaRO Co. Ltd.	219,285
624	[1]	MRC Global, Inc.	7,338
810		Mueller Industries, Inc.	55,704
27	[1]	MYR Group, Inc.	2,579
22,098		NIBE Industrier AB	210,915
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
2,299		Nordson Corp.	$ 543,690
4,264	[1]	NuScale Power Corp.	46,478
2		nVent Electric PLC	80
258		Old Dominion Freight Lines, Inc.	78,073
2,469		OshKosh Truck Corp.	227,321
1		Owens Corning, Inc.	89
317	[1]	P.A.M. Transportation Services, Inc.	8,886
10,758		Pan Ocean Co. Ltd.	44,775
3,921		Parker-Hannifin Corp.	1,172,144
1		Pitney Bowes, Inc.	4
12,600		Power Construction Corp of China Ltd.	13,521
6,003		Promotora y Operadora de Infraestructura SAB de CV	53,222
7,200		Recruit Holdings Co. Ltd.	229,812
8,046		Relx PLC	225,273
2,270		Robert Half International, Inc.	178,831
474		Ryder System, Inc.	44,314
889		S1 Corp.	43,590
25,974		Schneider National, Inc.	669,090
3,900		SG Holdings Co. Ltd.	60,782
9,056		Smiths Group PLC	174,116
12,000		TBEA Co. Ltd.	36,332
862		Terex Corp.	39,574
535		TFI International, Inc.	58,068
1,639		Thales SA	208,498
4,590		Thomson Reuters Corp.	540,468
840	[1]	Titan International, Inc.	12,037
414	[1]	Titan Machinery, Inc.	18,228
100		Toto Ltd.	3,478
362	[1]	Transdigm Group, Inc.	227,517
364	[1]	TriNet Group, Inc.	26,379
231		UFP Industries, Inc.	18,910
3,371		United Parcel Service, Inc.	639,580
566		Universal Truckload Services, Inc.	21,491
44		Veritiv Corp.	5,920
5,057		Wabtec Corp.	511,212
17,895		Wan Hai Lines Ltd.	45,061
1,278		Wartsila OYJ, Class B	11,151
		TOTAL	17,480,183
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— 10.3%
60,658		Acer Sertek, Inc.	$ 48,784
934	[1]	ACI Worldwide, Inc.	19,521
539		Advanced Energy Industries, Inc.	49,933
25		Adyen BV	38,978
125	[1]	Alarm.com Holdings, Inc.	6,237
2,241		Amkor Technology, Inc.	62,793
437	[1]	AppFolio, Inc.	49,857
41,842		Apple, Inc.	6,193,871
1,217		ASML Holding N.V.	740,266
6,783		Asustek Computer, Inc.	59,272
847		Automatic Data Processing, Inc.	223,727
1		AvePoint, Inc.	5
2,534	[1]	AvidXchange Holdings, Inc.	21,843
8,000		Azbil Corp.	245,819
3,279		Bechtle AG	117,242
5,439	[1]	Black Knight, Inc.	337,164
765	[1]	Blackline, Inc.	51,783
671		Capgemini SE	122,169
362		Cass Information Systems, Inc.	15,740
3,679		CDW Corp.	694,007
1,003		CGI, Inc., Class A	87,568
3,672	[1]	Cirrus Logic, Inc.	274,335
14,643		Cisco Systems, Inc.	728,050
2,459		Cognizant Technology Solutions Corp.	152,974
66,537		Compal Electronics, Inc.	46,926
89		Concentrix Corp.	10,892
613		CSG Systems International, Inc.	37,908
4,426	[1]	Datadog, Inc.	335,402
600		Delta Electronics (Thailand) PLC	11,507
507		Digitalocean Holdings, Inc.	15,124
549	[1]	DocuSign, Inc.	25,841
20,515	[1]	Dropbox, Inc.	483,333
498	[1]	DXC Technology Co.	14,776
2	[1]	E2open Parent Holdings, Inc.	12
413	[1]	Fabrinet	55,098
9,914	[1]	Fortinet, Inc.	527,028
3,357	[1]	Gartner, Inc., Class A	1,176,192
7,448	[1]	Globalfoundries, Inc.	479,279
4,694	[1]	GoDaddy, Inc.	371,436
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
5,867		HCL Technologies Ltd.	$ 80,874
22,367		Hon Hai Precision Industry Co. Ltd.	73,449
388	[1]	HubSpot, Inc.	117,576
10,772		Infosys Ltd.	220,282
352	[1]	Insight Enterprises, Inc.	36,576
1	[1]	Instructure Holdings, Inc.	25
4,900		Ja Solar Technology Co. Ltd.	40,144
924		Jabil, Inc.	66,704
2,631	[1]	Knowles Corp.	41,044
1		Kulicke & Soffa Industries	48
582		Larsen & Toubro Ltd.	14,942
733		Larsen & Toubro Ltd.	43,590
23,389	[1]	Lattice Semiconductor Corp.	1,703,421
70,000		Lenovo Group Ltd.	60,292
3,632		LG Display Co. Ltd.	40,530
93		LG Innotek Co. Ltd.	22,495
23,145		Lite-On Technology Corp.	49,574
298		Logitech International SA	18,083
320		LTIMindtree Ltd.	19,272
600		Luxshare Precision Industry Co. Ltd.	2,640
5,189		Mastercard, Inc.	1,849,360
620		Maximus, Inc.	43,586
732	[1]	MaxLinear, Inc.	26,791
1,197		MediaTek, Inc.	29,056
1,047	[1]	MeridianLink, Inc.	15,370
142		Methode Electronics, Inc., Class A	6,487
6,125		Micron Technology, Inc.	353,106
18,218		Microsoft Corp.	4,648,141
12,000		Micro-Star International Co.	48,568
1,604		Mphasis Ltd.	40,360
653		Nemetschek AG	31,776
4,291		NetApp, Inc.	290,114
3,900		Ninestar Corp.	29,629
14,626		Nokia Oyj	71,645
11,900		Nomura Research Institute Ltd.	264,101
300		Omron Corp.	15,653
17,614	[1]	ON Semiconductor Corp.	1,324,573
6,041		Open Text Corp.	177,392
2,086	[1]	Pagerduty, Inc.	46,393
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
25,503	[1]	Palantir Technologies, Inc.	$ 191,272
7,000		Prime View International Co. Ltd.	41,941
1,066		Progress Software Corp.	56,839
2,263		PTC, Inc.	287,876
129	[1]	Qualys, Inc.	15,908
24,000		Quanta Computer, Inc.	56,129
1	[1]	Rackspace Technology, Inc.	5
1,385	[1]	Rambus, Inc.	53,156
34,400		Ricoh Co. Ltd.	274,028
9,514		Sage Group PLC/The	91,757
586		Samsung Electro-Mechanics Co.	64,077
13,667		Samsung Electronics Co. Ltd.	656,340
77		Samsung SDI Co. Ltd.	43,359
300		Samsung SDS Co. Ltd.	29,367
71	[1]	Sanmina Corp.	4,692
2,154		SAP SE	233,128
65	[1]	ScanSource, Inc.	1,941
1,494		SK Hynix, Inc.	98,823
2,245	[1]	SMART Global Holdings, Inc.	37,963
407	[1]	Snowflake, Inc.	58,160
1	[1]	SPS Commerce, Inc.	142
5,181		STMicroelectronics N.V.	200,477
18,800		Sumisho Computer Systems Corp.	303,846
200	[1]	Super Micro Computer, Inc.	18,046
25,655		Synnex Technology International Corp.	48,868
304	[1]	Synopsys, Inc.	103,220
56,122		Taiwan Semiconductor Manufacturing Co. Ltd.	896,616
3,325		Tata Consultancy Services Ltd.	140,284
502		Tata Elxsi Ltd.	43,146
7,000		Tcl Zhonghuan Renewable Energy Technology Co. Ltd.	40,947
4,349		Tech Mahindra Ltd.	58,514
16,914		Telefonaktiebolaget LM Ericsson	106,518
9		TEMENOS Group AG	559
302	[1]	Tenable Holdings, Inc.	11,530
432		TTEC Holdings, Inc.	20,714
13,000		Unimicron Technology Corp.	67,598
59,568		United Microelectronics Corp.	90,724
9,212		Visa, Inc., Class A	1,999,004
2,673		Vishay Intertechnology, Inc.	61,586
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,424		Wisetech Global Ltd.	$ 56,627
1	[1]	Yext, Inc.	5
4,100		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	37,390
23,400		ZTE Corp.	51,315
401	[1]	Zuora, Inc.	3,080
		TOTAL	32,553,871
		Materials— 2.5%
1,250		AdvanSix, Inc.	51,450
3,242		Alcoa Corp.	162,521
57		Alpha Metallurgical Resources, Inc.	9,760
44,236	[2]	Alrosa AO	0
42,000		Aluminum Corp. of China Ltd.	17,815
1		American Vanguard Corp.	23
9,952		ArcelorMittal SA	270,018
22,900		Asahi Kasei Corp.	170,677
4,754		Ashland, Inc.	531,830
193		Asian Paints (India) Ltd.	7,611
12,697		BHP Steel Ltd.	153,015
753		Boliden AB	28,489
1,988		CF Industries Holdings, Inc.	215,082
11,914		Chemours Co./The	369,930
3,401	[2]	Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	20,581
22,000		China National Building Material Co. Ltd.	19,627
603		Clariant AG	9,857
115	[1]	Clearwater Paper Corp.	4,488
90,000		CMOC Group Ltd.	42,138
36,600		CMOC Group Ltd.	24,000
1		Commercial Metals Corp.	49
13,785		Companhia Vale Do Rio Doce	227,680
1,669	[1]	Constellium SE	20,779
2,060		CRH PLC	82,465
2,643		Dow, Inc.	134,714
7,295		Eagle Materials, Inc.	994,600
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
5,000		Formosa Plastic Corp.	14,700
80		Givaudan SA	272,847
40,328		Glencore PLC	272,824
138		Greif, Inc., Class A	9,703
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
646		Hawkins, Inc.	$ 26,874
1		Hecla Mining Co.	5
3,776		HeidelbergCement AG	204,624
10,925		Hindalco Industries Ltd.	61,284
1,793		Hyundai Steel Co.	46,999
520	[1]	Intrepid Potash, Inc.	18,746
451		Korea Kumho Petrochemical Co. Ltd.	51,854
48		L.G. Chemical Ltd.	27,447
802		Linde PLC	269,857
2,450		Nitto Denko Corp.	155,162
362	[2]	Norilsk Nickel	0
3,629		Norsk Hydro ASA	27,383
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
4,764		Nuevo Grupo Mexico SA, Class B	19,383
5,678		Nutrien Ltd.	456,342
3,038		Oci NV	128,858
5,952		Olin Corp.	339,145
26,790		Orbia Advance Corp. SAB de CV	52,486
26,700		Petronas Chemicals BHD	51,460
4	[2]	Polymetal International PLC	0
274	[2]	Polyus PJSC	0
352		POSCO Holdings, Inc.	80,226
137,400		PT Aneka Tambang Tbk	17,590
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,213
1	[1]	Resolute Forest Products	21
4,995		Rio Tinto PLC	339,334
22,500		Rongsheng Petrochemical Co. Ltd.	39,255
66,277	[2]	Rusal	0
1,024		Ryerson Holding Corp.	30,198
1,252		Sahara International Petrochemical Co.	12,041
1,472		Saudi Arabian Fertilizers Co.	56,837
737		Saudi Arabian Mining Co.	13,547
4,079		Saudi Basic Industries Corp.	90,460
667		Smurfit Kappa Group PLC	24,311
200		Solvay S.A.	19,625
201,358		South32 Ltd.	556,677
1,527		SRF Ltd.	44,922
1,486		Stora Enso Oyj, Class R	22,017
47,851		Tata Steel Ltd.	63,965
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
345	[1]	TimkenSteel Corp.	$ 6,452
14,400		Toray Industries, Inc.	78,102
310		Trinseo PLC	7,642
1,375		Trox Holdings Plc	19,429
714		Ultra Tech Cement, Ltd.	62,268
565		Umicore SA	20,517
1,439		UPM - Kymmene Oyj	53,088
313		Va Stahl Ag	8,523
998		Valhi, Inc.	22,216
954		Warrior Met Coal, Inc.	35,126
447		Yara International ASA	20,464
31,054		Zijin Mining Group Co. Ltd.	40,543
		TOTAL	7,864,791
		Real Estate— 1.7%
3,780		American Tower Corp.	836,325
4,324		Armada Hoffler Properties, Inc.	52,537
1		Brandywine Realty Trust	7
7,554		British Land Co. PLC/The	36,477
382	[1]	CBRE Group, Inc.	30,407
285,000	[2]	China Evergrande Group	24,015
19,400		China Merchants Shekou Industrial Zone Holdings Co. Ltd.	41,781
3	[1]	Compass, Inc.	9
3,583		Crown Castle, Inc.	506,744
4,623	[1]	Cushman & Wakefield PLC	52,795
12,200		Daiwa House Industry Co. Ltd.	282,419
1,835		DigitalBridge Group, Inc.	26,479
3		DLF Ltd.	15
5,165		Douglas Elliman, Inc.	21,280
1,425		Equinix, Inc.	984,176
2,629		Essential Properties Realty Trust, Inc.	61,019
126		Extra Space Storage, Inc.	20,247
3,588		Farmland Partners, Inc.	47,649
13		FirstService Corp.	1,684
2,752	[1]	Forestar Group, Inc.	40,812
36,000		Franshion Properties of China Ltd.	8,472
808		Global Medical REIT, Inc.	8,161
2,607	[1]	Godrej Properties Ltd.	42,304
14,820		Goodman Group	195,837
34,411		Greentown China Holdings Ltd.	58,729
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Real Estate— continued
659		Independence Realty Trust	$ 11,941
1,478		Klepierre SA	34,438
181,000		Land & Houses Public Co. Ltd.	49,404
81		Land Securities Group PLC	610
749		LEG Immobilien SE	47,119
3,000		Mitsubishi Estate Co. Ltd.	42,613
2,849		Newmark Group, Inc.	24,160
1		Paramount Group, Inc.	7
320		Plymouth Industrial REIT, Inc.	6,624
18,400		Poly Real Estate Group Co. Ltd.	42,899
2,000		ProLogis, Inc.	235,580
2,193		Public Storage	653,426
350		RioCan REIT	5,500
46,500		Ruentex Development Co. Ltd.	70,557
1		STAG Industrial, Inc.	33
42,500		Sun Hung Kai Properties Ltd.	513,935
17,000	[2]	Sunac China Holdings	8,208
2,325		UMH Properties, Inc.	40,943
6,883		Uniti Group, Inc.	52,448
11,373		Vicinity Centres	15,862
435		Warehouses De Pauw SCA	11,665
37,000		Yuexiu Property Co. Ltd.	46,813
		TOTAL	5,295,165
		Utilities— 1.7%
63		Adani Gas Ltd.	2,845
12,000		Beijing Enterprises Holdings Ltd.	38,231
1,277		Brookfield Infrastructure Corp.	59,866
942		CEZ A.S.	32,378
27,100		China National Nuclear Power Co. Ltd.	23,786
37,000		China Power International Development Ltd.	14,344
4,109	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo	47,738
6,017		CPFL Energia SA	40,466
777		EDP Renovaveis SA	17,828
54,200		Enel SpA	295,310
7,486		Energias de Portugal SA	35,203
7,864		Engie	120,363
5,302		Engie Brasil Energia SA	40,357
9,317		Entergy Corp.	1,083,288
1,196		Fortum Oyj	18,927
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Utilities— continued
37,733		Gail India Ltd.	$ 44,008
386		Hawaiian Electric Industries, Inc.	15,857
102,000		Huaneng Power International, Inc.	47,102
18,400		Huaneng Power International, Inc.	20,048
6,535		Hydro One Ltd.	182,765
5,978		Iberdrola SA	67,664
3		Indraprastha Gas Ltd.	16
57		Korea Electric Power Corp.	904
3,469		Meridian Energy Ltd.	10,769
1,861		Mighty River Power Ltd.	6,476
8,940		Naturgy Energy Group SA	250,347
183		Oesterreichische Elektrizitaetswirtschafts AG	16,611
1,951		OGE Energy Corp.	78,937
1,181,504	[2]	OJSC Inter Rao Ues	0
96		ONE Gas, Inc.	8,347
5,235		Origin Energy Ltd.	28,398
751		Otter Tail Corp.	44,782
5,895		Pinnacle West Capital Corp.	461,696
1,101		PNM Resources, Inc.	53,949
1,066		Portland General Electric Co.	52,479
3,539		RWE AG	155,167
7,474		Saudi Electricity Global, Class SECO AB	49,413
37,730		Terna SpA	290,908
3,200		Tokyo Gas Co. Ltd.	59,012
16,558		United Utilities Group PLC	205,444
13,521		WEC Energy Group, Inc.	1,340,472
		TOTAL	5,362,501
		TOTAL COMMON STOCKS (IDENTIFIED COST $145,061,124)	168,921,132
		FOREIGN GOVERNMENTS/AGENCIES— 7.0%
		Sovereign— 7.0%
AUD 650,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	430,406
EUR 390,000		Belgium, Government of, Series 68, 2.250%, 6/22/2023	406,030
180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	181,242
400,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	370,292
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	324,079
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	415,223
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	136,816
Annual Shareholder Report

Shares or Principal Amount		Value
	FOREIGN GOVERNMENTS/AGENCIES— continued
	Sovereign— continued
CAD 460,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	$ 330,647
EUR 6,000	France, Government of, 0.500%, 5/25/2025	5,986
400,000	France, Government of, 5.750%, 10/25/2032	538,962
150,000	France, Government of, Bond, 4.500%, 4/25/2041	196,588
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,054,431
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	395,764
200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	167,206
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	277,951
600,000	Germany, Government of, 0.250%, 2/15/2027	582,554
500,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	669,841
300,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	438,148
500,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	503,349
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	696,694
800,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	892,960
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,237,877
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	196,051
JPY 80,000,000	JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	411,975
122,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	999,518
100,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	809,776
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,448,410
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	650,022
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,226,777
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	572,881
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,865
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	693,301
EUR 250,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	266,128
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	70,699
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	103,458
250,000	Spain, Government of, 4.200%, 1/31/2037	292,712
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	599,397
340,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	335,193
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	503,188
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	99,336
Annual Shareholder Report

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES— continued
		Sovereign— continued
GBP 200,000		United Kingdom, Government of, 2.750%, 9/7/2024	$ 238,489
430,000		United Kingdom, Government of, 3.250%, 1/22/2044	493,236
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	353,322
480,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	529,509
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	484,431
380,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	498,541
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,855,375)	22,161,261
		CORPORATE BONDS— 6.7%
		Basic Industry - Metals & Mining— 0.0%
$ 100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	99,764
		Capital Goods - Aerospace & Defense— 0.3%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	346,955
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	139,949
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	232,540
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	207,389
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	88,013
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.341% (3-month USLIBOR +1.735%), 2/15/2042	63,178
		TOTAL	1,078,024
		Capital Goods - Building Materials— 0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	108,483
		Capital Goods - Construction Machinery— 0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	244,297
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	187,656
		TOTAL	431,953
		Capital Goods - Diversified Manufacturing— 0.0%
17,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	19,323
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	64,259
		TOTAL	83,582
		Communications - Cable & Satellite— 0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,562
		Communications - Media & Entertainment— 0.2%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,451
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	69,687
500,000		Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 4.450%, 8/15/2052	411,598
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$ 178,000	Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	$ 176,485
	TOTAL	677,221
	Communications - Telecom Wireless— 0.2%
80,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	63,754
300,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.400%, 10/15/2052	210,005
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	410,803
	TOTAL	684,562
	Communications - Telecom Wirelines— 0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	255,882
	Consumer Cyclical - Automotive— 0.1%
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	66,660
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	188,734
	TOTAL	255,394
	Consumer Cyclical - Retailers— 0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	529,533
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	202,944
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	288,634
55,812	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	55,359
	TOTAL	1,076,470
	Consumer Cyclical - Services— 0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	197,590
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	125,254
	TOTAL	322,844
	Consumer Non-Cyclical - Food/Beverage— 0.1%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	198,076
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	118,363
	TOTAL	316,439
	Consumer Non-Cyclical - Health Care— 0.3%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	183,916
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	149,350
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	117,005
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	349,581
	TOTAL	799,852
	Consumer Non-Cyclical - Pharmaceuticals— 0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	87,172
	Consumer Non-Cyclical - Products— 0.1%
220,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	178,914
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Tobacco— 0.4%
EUR 520,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	$ 503,530
$ 450,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	463,744
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	175,120
		TOTAL	1,142,394
		Energy - Independent— 0.1%
400,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	402,895
		Energy - Integrated— 0.1%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	329,545
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	37,839
		TOTAL	367,384
		Energy - Midstream— 0.3%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	109,150
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	315,785
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	76,395
190,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	193,629
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	61,287
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	242,042
		TOTAL	998,288
		Energy - Refining— 0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	213,344
		Financial Institution - Banking— 0.8%
500,000		Bank of America Corp., Sr. Unsecd. Note, 5.015%, 7/22/2033	483,067
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	91,408
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	294,262
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	94,613
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	262,170
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	239,790
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,335
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	248,028
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2071	99,216
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	49,676
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	53,341
13,485	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	5,664
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	234,083
		TOTAL	2,398,653
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
$ 140,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	$ 134,729
70,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	68,109
	TOTAL	202,838
	Financial Institution - Finance Companies— 0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	218,621
	Financial Institution - Insurance - Life— 0.0%
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,226
105,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	74,132
	TOTAL	87,358
	Financial Institution - Insurance - P&C— 0.0%
75,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	57,650
	Financial Institution - REIT - Apartment— 0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	293,342
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	128,610
	TOTAL	421,952
	Financial Institution - REIT - Healthcare— 0.1%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	397,519
	Financial Institution - REIT - Other— 0.1%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	159,102
	Financial Institution - REITs— 0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	60,260
	Food Products— 0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	879
	Foreign-Local-Government— 0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	53,383
	Municipal Services— 0.0%
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	92,782
	Sovereign— 0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	229,916
	Technology— 0.7%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	31,833
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	222,046
320,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	326,974
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	273,449
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	296,164
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	$ 362,503
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	528,088
	TOTAL	2,041,057
	Technology Services— 0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	214,455
	Transportation - Airlines— 0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	140,890
	Transportation - Railroads— 0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	181,025
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	60,064
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	157,989
	TOTAL	218,053
	Utility - Electric— 1.2%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	103,309
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	163,014
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	153,621
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	320,594
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	260,221
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	150,894
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	382,478
500,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	495,419
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	286,928
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	153,676
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	125,801
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	158,171
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	384,544
300,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 4.950%, 9/15/2052	296,194
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	131,593
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	102,393
	TOTAL	3,668,850
	Utility - Natural Gas— 0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	496,342
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Utility - Natural Gas— continued
$ 230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	$ 220,250
	TOTAL	716,592
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,248,460)	21,171,258
	U.S. TREASURIES— 5.3%
	U.S. Treasury Bond— 1.0%
175,000	United States Treasury Bond, 1.875%, 2/15/2051	115,555
1,950,000	United States Treasury Bond, 1.875%, 11/15/2051	1,284,867
910,000	United States Treasury Bond, 2.250%, 2/15/2052	658,328
510,000	United States Treasury Bond, 2.375%, 5/15/2051	379,967
225,000	United States Treasury Bond, 2.875%, 5/15/2052	187,342
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,529
25,000	United States Treasury Bond, 3.250%, 5/15/2042	22,486
400,000	United States Treasury Bond, 4.000%, 11/15/2052	416,500
	TOTAL	3,067,574
	U.S. Treasury Note— 4.3%
1,000,000	United States Treasury Note, 0.375%, 10/31/2023	960,848
400,000	United States Treasury Note, 0.500%, 11/30/2023	383,464
200,000	United States Treasury Note, 0.750%, 8/31/2026	177,767
2,400,000	United States Treasury Note, 1.125%, 10/31/2026	2,156,466
700,000	United States Treasury Note, 1.250%, 12/31/2026	630,068
1,300,000	United States Treasury Note, 1.375%, 10/31/2028	1,134,530
1,770,000	United States Treasury Note, 1.875%, 2/15/2032	1,526,763
675,000	United States Treasury Note, 2.375%, 3/31/2029	621,983
150,000	United States Treasury Note, 2.500%, 3/31/2027	141,776
725,000	United States Treasury Note, 2.625%, 5/31/2027	688,817
300,000	United States Treasury Note, 2.625%, 7/31/2029	280,241
200,000	United States Treasury Note, 2.750%, 7/31/2027	190,752
100,000	United States Treasury Note, 2.750%, 5/31/2029	94,184
175,000	United States Treasury Note, 2.750%, 8/15/2032	162,313
625,000	United States Treasury Note, 2.875%, 4/30/2029	593,036
370,000	United States Treasury Note, 2.875%, 5/15/2032	347,232
1,700,000	United States Treasury Note, 3.000%, 6/30/2024	1,659,992
300,000	United States Treasury Note, 3.000%, 7/31/2024	292,934
650,000	United States Treasury Note, 3.250%, 6/30/2029	630,577
600,000	United States Treasury Note, 4.000%, 10/31/2029	609,952
200,000	United States Treasury Note, 4.125%, 11/15/2032	208,054
Annual Shareholder Report

Shares or Principal Amount		Value
	U.S. TREASURIES— continued
	U.S. Treasury Note— continued
$ 150,000	United States Treasury Note, 4.250%, 9/30/2024	$ 149,584
	TOTAL	13,641,333
	TOTAL U.S. TREASURIES (IDENTIFIED COST $18,476,890)	16,708,907
	ASSET-BACKED SECURITIES— 1.0%
	Auto Receivables— 0.3%
150,015	Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	149,160
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	481,819
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	263,411
	TOTAL	894,390
	Credit Card— 0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	445,976
	Equipment Lease— 0.4%
120,066	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	118,024
500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	495,897
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	506,019
	TOTAL	1,119,940
	Other— 0.1%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	281,867
	Student Loans— 0.1%
82,158	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	70,118
259,546	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	219,043
	TOTAL	289,161
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,245,870)	3,031,334
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.3%
	Agency Commercial Mortgage-Backed Securities— 0.2%
61,235	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	59,192
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	466,034
	TOTAL	525,226
	Commercial Mortgage— 0.1%
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	275,572
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $886,433)	800,798
Annual Shareholder Report

Shares or Principal Amount		Value
	GOVERNMENT AGENCIES— 0.2%
	Federal Home Loan Bank System— 0.0%
$ 200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	$ 183,175
	Federal National Mortgage Association— 0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	582,545
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,933)	765,720
	COLLATERALIZED MORTGAGE OBLIGATION— 0.1%
	Commercial Mortgage— 0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050 (IDENTIFIED COST $262,641)	235,091
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
612	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	634
494	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	521
772	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	798
364	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	377
614	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	638
1,059	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,112
	TOTAL	4,080
	Federal National Mortgage Association— 0.0%
601	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	615
2,337	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	2,387
1,599	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,660
489	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	487
86	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	88
108	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	113
871	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	902
2,600	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,689
1,092	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,130
Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$ 575		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	$ 591
2,103		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,117
		TOTAL	12,779
		Government National Mortgage Association— 0.0%
2,611		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,708
1,635		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,708
4,079		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,255
5,383		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,628
911		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	942
35		Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	36
175		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	181
69		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	71
1,236		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,272
1,112		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,142
9		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	9
592		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	603
614		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	624
		TOTAL	19,179
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,098)	36,038
		INVESTMENT COMPANIES— 25.4%
30,857		Bank Loan Core Fund	268,458
3,483,930		Emerging Markets Core Fund	27,453,367
23,484,089		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.86%[5]	23,474,696
472,456	[6]	High Yield Bond Core Fund	2,499,290
2,591,048		Mortgage Core Fund	21,894,355
Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES— continued
496,070	Project and Trade Finance Core Fund	$ 4,320,769
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $84,579,043)	79,910,935
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $302,485,867)[7]	313,742,474
	OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	958,819
	TOTAL NET ASSETS—100%	$314,701,293
At November 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	9	$1,848,234	March 2023	$4,208
AUST 10-Year Bond Long Futures Long Futures	13	$1,064,669	December 2022	$5,734
United States Treasury Notes 5-Year Long Futures	32	$3,474,250	March 2023	$17,431
JPN 10-Year Bond Long Futures Long Futures	1	$1,076,979	December 2022	$(6,809)
United States Treasury Long Bond Long Futures	1	$127,000	March 2023	$1,240
United States Treasury Notes 10-Year Ultra Long Futures	16	$1,914,500	March 2023	$19,225
United States Treasury Ultra Bond Long Futures	3	$408,844	March 2023	$4,118
Short Futures:
United States Treasury Notes 10-Year Short Futures	5	$567,500	March 2023	$(4,699)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$40,448
Annual Shareholder Report

At November 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/13/2022	Morgan Stanley Capital	80,234	AUD	$54,967	$(486)
12/13/2022	Morgan Stanley Capital	164,007	CAD	$125,755	$(3,813)
12/13/2022	Bank Of America, N.A.	54,883	CHF	$57,596	$482
12/13/2022	Bank Of America, N.A.	352,665	EUR	$356,372	$10,922
12/13/2022	Bank Of America, N.A.	104,718	GBP	$121,400	$4,856
12/13/2022	Bank Of America, N.A.	21,976,812	JPY	$155,679	$3,680
12/13/2022	Morgan Stanley Capital	2,091,625	MXN	$103,478	$4,723
12/15/2022	Barclays Bank Plc	13,926,100	JPY	$100,000	$1,010
12/19/2022	Morgan Stanley Capital	6,894,338	JPY	$50,000	$35
12/19/2022	Morgan Stanley Capital	6,953,336	JPY	$50,000	$463
12/19/2022	Morgan Stanley Capital	13,858,300	JPY	$100,000	$575
12/19/2022	Morgan Stanley Capital	13,940,500	JPY	$100,000	$1,171
1/26/2023	Credit Agricole CIB	248,229	CAD	$180,000	$4,695
1/26/2023	Morgan Stanley	270,898	CAD	200,000 EUR	$3,876
1/26/2023	Bank Of America, N.A.	272,663	CAD	200,000 EUR	$2,483
1/26/2023	Bank Of America, N.A.	663,212	CAD	$500,000	$(6,538)
1/26/2023	Bank Of America, N.A.	200,000	EUR	340,582 NZD	$14,031
1/26/2023	State Street Bank & Trust Co.	200,000	EUR	338,891 NZD	$12,452
1/26/2023	Morgan Stanley	400,000	EUR	57,601,964 JPY	$28,063
1/26/2023	Bank Of America, N.A.	400,000	EUR	544,068 CAD	$17,263
1/26/2023	Bank Of America, N.A.	650,000	EUR	$654,041	$25,344
1/26/2023	Morgan Stanley Capital	800,000	EUR	$840,031	$(3,865)
1/26/2023	Bank Of America, N.A.	100,000	GBP	$113,207	$7,541
1/26/2023	Bank Of America, N.A.	400,000	GBP	65,284,240 JPY	$9,232
1/26/2023	Bank Of America, N.A.	58,646,996	JPY	400,000 EUR	$29,991
1/26/2023	Morgan Stanley Capital	65,799,712	JPY	400,000 GBP	$36,057
1/26/2023	Bank Of America, N.A.	66,183,200	JPY	400,000 GBP	$14,219
1/26/2023	JPMorgan Chase Bank, N.A.	198,078,972	JPY	$1,400,000	$44,884
1/26/2023	Bank Of America, N.A.	391,066,470	JPY	$2,660,000	$192,628
1/26/2023	Citibank N.A.	400,000	NZD	$228,276	$23,978
1/26/2023	Morgan Stanley Capital	693,216	NZD	400,000 EUR	$32,501
1/30/2023	BNP Paribas SA	1,600,000	CNY	$224,114	$953
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
12/13/2022	Morgan Stanley Capital	120,451	USD	164,007 CAD	$(1,491)
12/13/2022	State Street Bank & Trust Co.	105,236	USD	2,091,625 MXN	$(2,965)
12/13/2022	Credit Agricole CIB	148,918	USD	21,976,812 JPY	$(10,441)
12/15/2022	Barclays Bank Plc	100,000	USD	13,889,900 JPY	$(748)
12/19/2022	Morgan Stanley Capital	100,000	USD	13,823,500 JPY	$(322)
12/19/2022	Morgan Stanley Capital	200,000	USD	27,800,000 JPY	$(1,755)
12/21/2022	Morgan Stanley Capital	59,198	USD	50,000 GBP	$(1,107)
1/26/2023	Bank Of America, N.A.	544,068	CAD	400,000 EUR	$(3,994)
1/26/2023	Morgan Stanley	200,000	EUR	270,898 CAD	$(11,357)
1/26/2023	Bank Of America, N.A.	200,000	EUR	272,663 CAD	$(8,649)
1/26/2023	Bank Of America, N.A.	400,000	EUR	58,646,996 JPY	$(20,274)
1/26/2023	Morgan Stanley	400,000	EUR	693,216 NZD	$(13,418)
1/26/2023	Morgan Stanley	400,000	GBP	65,799,712 JPY	$(39,074)
1/26/2023	Bank Of America, N.A.	400,000	GBP	66,183,200 JPY	$(14,439)
1/26/2023	Morgan Stanley	57,601,964	JPY	400,000 EUR	$(30,157)
1/26/2023	Bank Of America, N.A.	65,284,240	JPY	400,000 GBP	$(2,455)
1/26/2023	State Street Bank & Trust Co.	338,891	NZD	200,000 EUR	$(17,126)
1/26/2023	Bank Of America, N.A.	340,582	NZD	200,000 EUR	$(19,772)
1/26/2023	State Street Bank & Trust Co.	1,442,701	USD	1,450,000 EUR	$(72,850)
1/26/2023	Bank Of America, N.A.	1,400,000	USD	199,270,358 JPY	$(53,575)
1/26/2023	Citibank N.A.	232,628	USD	200,000 GBP	$(8,868)
1/26/2023	Citibank N.A.	200,000	USD	3,949,943 MXN	$(2,770)
1/26/2023	Bank Of America, N.A.	230,303	USD	400,000 NZD	$(21,951)
1/26/2023	BNP Paribas SA	450,000	USD	9,136,762 MXN	$(19,035)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$134,813
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$2,166,166	$64,226	$(1,825,000)
Emerging Markets Core Fund	$37,151,573	$12,543,700	$(17,300,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$9,050,517	$134,473,086	$(120,039,275)
High Yield Bond Core Fund	$4,702,760	$1,149,864	$(2,888,040)
Mortgage Core Fund	$18,767,503	$11,939,149	$(6,200,900)
Project and Trade Finance Core Fund	$4,184,049	$193,203	$—
TOTAL OF AFFILIATED TRANSACTIONS	$76,022,568	$160,363,228	$(148,253,215)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2022	Shares Held as of 11/30/2022	Dividend Income	Gain Distributions Received
$(101,152)	$(35,782)	$268,458	30,857	$64,227	$—
$(3,014,557)	$(1,927,349)	$27,453,367	3,483,930	$1,743,702	$—
$4,897	$(14,529)	$23,474,696	23,484,089	$403,283	$2,005
$(435,137)	$(30,157)	$2,499,290	472,456	$186,864	$—
$(2,140,267)	$(471,130)	$21,894,355	2,591,048	$566,800	$—
$(56,483)	$—	$4,320,769	496,070	$193,202	$—
$(5,742,699)	$(2,478,947)	$79,910,935	30,558,450	$3,158,078	$2,005

1	Non-income-producing security.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At November 30, 2022, these restricted securities amounted to $37,977, which represented 0.0% of total net assets.

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	The cost of investments for federal tax purposes amounts to $338,951,475.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$105,421,734	$—	$4,534	$105,426,268
International	9,571,000	53,891,641	32,223	63,494,864
Debt Securities:
Foreign Governments/Agencies	—	22,161,261	—	22,161,261
Corporate Bonds	—	21,165,594	5,664	21,171,258
U.S. Treasuries	—	16,708,907	—	16,708,907
Asset-Backed Securities	—	3,031,334	—	3,031,334
Commercial Mortgage-Backed Securities	—	800,798	—	800,798
Government Agencies	—	765,720	—	765,720
Collateralized Mortgage Obligation	—	235,091	—	235,091
Mortgage-Backed Securities	—	36,038	—	36,038
Investment Companies[1]	75,590,166	—	—	79,910,935
TOTAL SECURITIES	$190,582,900	$118,796,384	$42,421	$313,742,474
Other Financial Instruments:
Assets
Futures Contracts	$51,956	$—	$—	$51,956
Foreign Exchange Contracts	—	528,108	—	528,108
Liabilities
Futures Contracts	(11,508)	—	—	(11,508)
Foreign Exchange Contracts	—	(393,295)	—	(393,295)
TOTAL OTHER FINANCIAL INSTRUMENTS	$40,448	$134,813	$—	$175,261

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,320,769 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro Currency
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.08	$21.46	$19.83	$19.08	$20.09
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.28	0.25	0.31	0.31
Net realized and unrealized gain (loss)	(2.45)	1.87	1.82	1.44	(0.99)
Total From Investment Operations	(2.14)	2.15	2.07	1.75	(0.68)
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.27)	(0.36)	(0.33)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(3.19)	(0.53)	(0.44)	(1.00)	(0.33)
Net Asset Value, End of Period	$17.75	$23.08	$21.46	$19.83	$19.08
Total Return[2]	(11.01)%	10.09%	10.70%	9.89%	(3.46)%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.14%	1.14%	1.15%	1.15%
Net investment income	1.66%	1.24%	1.28%	1.65%	1.53%
Expense waiver/reimbursement[4]	0.23%	0.14%	0.18%	0.20%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,502	$183,613	$176,368	$181,579	$146,323
Portfolio turnover[5]	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.46	$20.89	$19.30	$18.60	$19.58
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.09	0.09	0.16	0.14
Net realized and unrealized gain (loss)	(2.36)	1.82	1.78	1.39	(0.96)
Total From Investment Operations	(2.21)	1.91	1.87	1.55	(0.82)
Less Distributions:
Distributions from net investment income	(0.14)	(0.10)	(0.11)	(0.21)	(0.16)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(3.03)	(0.34)	(0.28)	(0.85)	(0.16)
Net Asset Value, End of Period	$17.22	$22.46	$20.89	$19.30	$18.60
Total Return[2]	(11.69)%	9.19%	9.83%	8.94%	(4.20)%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.96%	1.97%	1.96%	1.96%
Net investment income	0.82%	0.42%	0.46%	0.86%	0.72%
Expense waiver/reimbursement[4]	0.19%	0.12%	0.15%	0.20%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,219	$4,447	$5,809	$7,880	$9,758
Portfolio turnover[5]	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.35	$20.80	$19.22	$18.52	$19.51
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.10	0.09	0.16	0.15
Net realized and unrealized gain (loss)	(2.35)	1.80	1.78	1.40	(0.96)
Total From Investment Operations	(2.19)	1.90	1.87	1.56	(0.81)
Less Distributions:
Distributions from net investment income	(0.15)	(0.11)	(0.12)	(0.22)	(0.18)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(3.04)	(0.35)	(0.29)	(0.86)	(0.18)
Net Asset Value, End of Period	$17.12	$22.35	$20.80	$19.22	$18.52
Total Return[2]	(11.66)%	9.20%	9.87%	9.06%	(4.20)%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.93%	1.93%	1.92%	1.90%
Net investment income	0.87%	0.45%	0.50%	0.89%	0.78%
Expense waiver/reimbursement[4]	0.19%	0.12%	0.15%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,482	$52,288	$58,092	$64,600	$64,095
Portfolio turnover[5]	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.89	$21.30	$19.67	$18.94	$19.94
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.18	0.17	0.24	0.22
Net realized and unrealized gain (loss)	(2.42)	1.84	1.82	1.41	(0.98)
Total From Investment Operations	(2.19)	2.02	1.99	1.65	(0.76)
Less Distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.19)	(0.28)	(0.24)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(3.11)	(0.43)	(0.36)	(0.92)	(0.24)
Net Asset Value, End of Period	$17.59	$22.89	$21.30	$19.67	$18.94
Total Return[2]	(11.37)%	9.55%	10.31%	9.38%	(3.86)%
Ratios to Average Net Assets:
Net expenses[3]	1.57%	1.57%	1.57%	1.56%	1.58%
Net investment income	1.24%	0.81%	0.85%	1.26%	1.09%
Expense waiver/reimbursement[4]	0.24%	0.13%	0.16%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,898	$45,723	$43,197	$42,860	$43,452
Portfolio turnover[5]	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.23	$21.60	$19.95	$19.19	$20.21
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.35	0.31	0.37	0.37
Net realized and unrealized gain (loss)	(2.46)	1.87	1.84	1.45	(1.00)
Total From Investment Operations	(2.09)	2.22	2.15	1.82	(0.63)
Less Distributions:
Distributions from net investment income	(0.36)	(0.35)	(0.33)	(0.42)	(0.39)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(3.25)	(0.59)	(0.50)	(1.06)	(0.39)
Net Asset Value, End of Period	$17.89	$23.23	$21.60	$19.95	$19.19
Total Return[2]	(10.72)%	10.39%	11.06%	10.21%	(3.21)%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.85%	0.86%	0.86%
Net investment income	1.93%	1.52%	1.58%	1.95%	1.81%
Expense waiver/reimbursement[4]	0.26%	0.16%	0.19%	0.22%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,202	$130,562	$100,317	$99,564	$95,613
Portfolio turnover[5]	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.08	$21.47	$19.84	$19.09	$20.10
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.35	0.31	0.38	0.36
Net realized and unrealized gain (loss)	(2.44)	1.86	1.82	1.44	(0.98)
Total From Investment Operations	(2.07)	2.21	2.13	1.82	(0.62)
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.33)	(0.43)	(0.39)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—
Total Distributions	(3.25)	(0.60)	(0.50)	(1.07)	(0.39)
Net Asset Value, End of Period	$17.76	$23.08	$21.47	$19.84	$19.09
Total Return[2]	(10.67)%	10.41%	11.04%	10.26%	(3.16)%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.84%	0.84%
Net investment income	2.03%	1.54%	1.58%	1.97%	1.79%
Expense waiver/reimbursement[4]	0.21%	0.12%	0.15%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,399	$4,866	$7,056	$6,275	$4,890
Portfolio turnover[5]	114%	101%	80%	85%	66%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2022

Assets:
Investment in securities, at value including $79,910,935 of investments in affiliated holdings* (identified cost $302,485,867)	$313,742,474
Cash denominated in foreign currencies (identified cost $289,060)	317,114
Due from broker (Note 2)	165,575
Income receivable	1,501,789
Receivable for shares sold	218,905
Unrealized appreciation on foreign exchange contracts	528,108
Receivable for variation margin on futures contracts	146,222
Total Assets	316,620,187
Liabilities:
Payable for investments purchased	907,592
Payable for shares redeemed	217,739
Unrealized depreciation on foreign exchange contracts	393,295
Bank overdraft	1,890
Payable for investment adviser fee (Note 5)	3,384
Payable for administrative fee (Note 5)	663
Payable for auditing fees	44,039
Payable for custodian fees	91,190
Payable for insurance premiums	5,190
Payable for portfolio accounting fees	40,625
Payable for share registration costs	28,280
Payable for transfer agent fees (Note 2)	71,081
Payable for distribution services fee (Note 5)	39,171
Payable for other service fees (Notes 2 and 5)	37,518
Accrued expenses (Note 5)	37,237
Total Liabilities	1,918,894
Net assets for 17,794,248 shares outstanding	$314,701,293
Net Assets Consist of:**
Paid-in capital	$370,650,074
Total distributable earnings (loss)	(55,948,781)
Total Net Assets	$314,701,293
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($143,502,331 ÷ 8,084,502 shares outstanding), no par value, unlimited shares authorized	$17.75
Offering price per share (100/94.50 of $17.75)	$18.78
Redemption proceeds per share	$17.75
Class B Shares:
Net asset value per share ($2,218,583 ÷ 128,815 shares outstanding), no par value, unlimited shares authorized	$17.22
Offering price per share	$17.22
Redemption proceeds per share (94.50/100 of $17.22)	$16.27
Class C Shares:
Net asset value per share ($38,481,545 ÷ 2,247,807 shares outstanding), no par value, unlimited shares authorized	$17.12
Offering price per share	$17.12
Redemption proceeds per share (99.00/100 of $17.12)	$16.95
Class R Shares:
Net asset value per share ($36,897,709 ÷ 2,097,416 shares outstanding), no par value, unlimited shares authorized	$17.59
Offering price per share	$17.59
Redemption proceeds per share	$17.59
Institutional Shares:
Net asset value per share ($87,201,670 ÷ 4,875,281 shares outstanding), no par value, unlimited shares authorized	$17.89
Offering price per share	$17.89
Redemption proceeds per share	$17.89
Class R6 Shares:
Net asset value per share ($6,399,455 ÷ 360,427 shares outstanding), no par value, unlimited shares authorized	$17.76
Offering price per share	$17.76
Redemption proceeds per share	$17.76

*	See information listed after the Fund’s Portfolio of Investments.
**	Immaterial offsetting adjustments have been made to the opening balances of paid-in capital and total distributable earnings (loss) as a result of a prior period correction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2022

Investment Income:
Dividends (including $3,158,078 received from affiliated holdings* and net of foreign taxes withheld of $275,944)	$8,514,982
Interest	1,478,220
TOTAL INCOME	9,993,202
Expenses:
Investment adviser fee (Note 5)	2,411,119
Administrative fee (Note 5)	296,330
Custodian fees	273,054
Transfer agent fees (Note 2)	611,031
Directors’/Trustees’ fees (Note 5)	9,240
Auditing fees	36,299
Legal fees	22,451
Portfolio accounting fees	161,452
Distribution services fee (Note 5)	558,285
Other service fees (Notes 2 and 5)	512,842
Share registration costs	89,889
Printing and postage	39,313
Miscellaneous (Note 5)	95,300
TOTAL EXPENSES	5,116,605
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(688,972)
Reimbursement of other operating expenses (Notes 2 and 5)	(112,993)
TOTAL WAIVER AND REIMBURSEMENTS	(801,965)
Net expenses	4,314,640
Net investment income	5,678,562
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including foreign taxes withheld of $(42,269) and (including net realized loss of $(2,478,947) on sales of investments in affiliated holdings*)	$(10,906,774)
Net realized loss on foreign currency transactions	(321,671)
Net realized loss on foreign exchange contracts	(1,049,188)
Net realized gain on futures contracts	1,103,144
Net realized gain on written options	2,789
Net realized gain on swap contracts	4,659
Realized gain distribution from affiliated investment company shares*	2,005
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(5,742,699) on investments in affiliated holdings*)	(39,495,709)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	117,191
Net change in unrealized depreciation of foreign exchange contracts	292,057
Net change in unrealized depreciation of futures contracts	68,913
Net change in unrealized appreciation of written options	(362)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(50,182,946)
Change in net assets resulting from operations	$(44,504,384)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,678,562	$4,797,511
Net realized gain (loss)	(11,165,036)	57,481,588
Net change in unrealized appreciation/depreciation	(39,017,910)	(23,781,031)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,504,384)	38,498,068
Distributions to Shareholders:
Class A Shares	(25,477,599)	(4,261,725)
Class B Shares	(572,916)	(89,405)
Class C Shares	(7,081,494)	(954,588)
Class R Shares	(6,260,667)	(868,369)
Institutional Shares	(18,549,980)	(2,834,995)
Class R6 Shares	(701,453)	(183,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(58,644,109)	(9,192,166)
Share Transactions:
Proceeds from sale of shares	42,238,032	51,984,707
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Dynamic Asset Allocation Fund	—	20,174,759
Net asset value of shares issued to shareholders in payment of distributions declared	56,475,067	8,804,975
Cost of shares redeemed	(102,361,868)	(79,611,494)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,648,769)	1,352,947
Change in net assets	(106,797,262)	30,658,849
Net Assets:
Beginning of period	421,498,555	390,839,706
End of period	$314,701,293	$421,498,555
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2022
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Dynamic Asset Allocation Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Class A Shares and Institutional Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Dynamic Asset Allocation Fund	A	0.801
	IS	0.795
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,075,357	$20,174,759	$3,571,100	$411,356,095	$431,530,854
Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results (unaudited) of operations for the year ended November 30, 2021, are as follows:
Net investment income	$4,968,894
Net realized and unrealized gain on investments	36,057,773
Net increase in net assets resulting from operations	$41,026,667
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets for the year ended November 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $801,965 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended November 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$240,924	$(37,584)
Class B Shares	4,897	—
Class C Shares	72,266	—
Class R Shares	135,764	(12,869)
Institutional Shares	153,733	(62,540)
Class R6 Shares	3,447	—
TOTAL	$611,031	$(112,993)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report

For the year ended November 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$393,745
Class B Shares	7,693
Class C Shares	111,404
TOTAL	$512,842
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
Annual Shareholder Report

The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The average notional amount of swap contracts held by the Fund throughout the period was $38,462. This is based on amounts held as of each month-end throughout the fiscal period.
At November 30, 2022, the Fund had no outstanding swap contracts.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,799,191 and $16,142,553, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $422,248 and $270,779, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of
Annual Shareholder Report

exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2022, the Fund had no outstanding purchased or written option contracts.
The average market value of written put and call options held by the Fund throughout the period was $124 and $40, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,161 and $139, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
Annual Shareholder Report

some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$40,448*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	528,108	Unrealized depreciation on foreign exchange contracts	393,295
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$568,556		$393,295

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$301,712	$—	$—	$—	$301,712
Equity contracts	—	801,432	—	—	—	801,432
Foreign exchange contracts	—	—	(1,049,188)	(24,111)	2,789	(1,070,510)
Credit contracts	4,659	—	—	—	—	4,659
TOTAL	$4,659	$1,103,144	$(1,049,188)	$(24,111)	$2,789	$37,293

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$(17,370)	$—	$—	$—	$(17,370)
Equity contracts	86,283	—	—	—	86,283
Foreign exchange contracts	—	292,057	21	(362)	291,716
TOTAL	$68,913	$292,057	$21	$(362)	$360,629

2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$528,108	$(288,978)	$—	$239,130
TOTAL	$528,108	$(288,978)	$—	$239,130
Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$393,295	$(288,978)	$—	$104,317
TOTAL	$393,295	$(288,978)	$—	$104,317
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	515,866	$9,842,217	618,890	$14,235,556
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	14,439	271,217
Shares issued to shareholders in payment of distributions declared	1,163,150	23,853,023	178,781	3,980,160
Shares redeemed	(1,551,270)	(29,058,530)	(1,072,477)	(24,627,612)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	127,746	$4,636,710	(260,367)	$(6,140,679)
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,234	$196,417	2,247	$51,381
Shares issued to shareholders in payment of distributions declared	26,902	539,155	3,895	83,632
Shares redeemed	(106,325)	(1,980,897)	(86,165)	(1,917,731)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(69,189)	$(1,245,325)	(80,023)	$(1,782,718)
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	376,714	$6,855,700	342,034	$7,597,210
Shares issued to shareholders in payment of distributions declared	354,857	7,067,319	44,425	950,415
Shares redeemed	(823,200)	(14,700,482)	(839,634)	(18,667,845)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(91,629)	$(777,463)	(453,175)	$(10,120,220)
Annual Shareholder Report

	Year Ended 11/30/2022		Year Ended 11/30/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	426,376	$7,914,014	412,096	$9,374,927
Shares issued to shareholders in payment of distributions declared	306,892	6,260,614	39,452	868,338
Shares redeemed	(633,012)	(11,644,687)	(482,605)	(11,011,690)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	100,256	$2,529,941	(31,057)	$(768,425)
	Year Ended 11/30/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	758,095	$14,762,162	607,862	$19,162,920
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	1,060,918	19,903,542
Shares issued to shareholders in payment of distributions declared	877,291	18,104,224	122,335	2,748,683
Shares redeemed	(2,381,202)	(44,351,822)	(814,369)	(18,888,419)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(745,816)	$(11,485,436)	976,746	$22,926,726
	Year Ended 11/30/2022		Year Ended 11/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	151,080	$2,667,522	67,391	$1,562,713
Shares issued to shareholders in payment of distributions declared	31,903	650,732	7,798	173,747
Shares redeemed	(33,373)	(625,450)	(192,947)	(4,498,197)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	149,610	$2,692,804	(117,758)	$(2,761,737)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(529,022)	$(3,648,769)	34,366	$1,352,947
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$22,030,158	$9,192,166
Long-term capital gains	$36,613,951	$—

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report

As of November 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$1,640,816
Net unrealized depreciation	$(25,261,373)
Capital loss carryforwards and deferrals	$(32,328,224)
TOTAL	$(55,948,781)

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At November 30, 2022, the cost of investments for federal tax purposes was $338,951,475. The net unrealized depreciation of investments for federal tax purposes was $25,210,075. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,239,039 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,449,114. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, deferral of straddle loss, non-taxable dividends, partnership adjustments, mark-to-market on futures contracts and foreign exchange contracts and passive foreign investment company adjustments.
As of November 30, 2022, the Fund had a capital loss carryforward of $32,328,224 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$32,328,224	$—	$32,328,224
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2022, the Adviser voluntarily waived $669,398 of its fee and voluntarily reimbursed $112,993 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2022, the Adviser reimbursed $19,574.
Annual Shareholder Report

Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2022, the Sub-Adviser earned a fee of $319,488.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2022, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$23,079
Class C Shares	334,212
Class R Shares	200,994
TOTAL	$558,285
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2022, FSC retained $39,562 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2022, FSC retained $4,714 in sales charges from the sale of Class A Shares. FSC also retained $1,877 and $177 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2022, FSSC received $55,200 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.98%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2023, the Fee Limit for the Class C Shares was 1.93%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2022, were as follows:
Purchases	$351,382,533
Sales	$423,002,703
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2022, the Fund had no outstanding loans. During the year ended November 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2022, there were no outstanding loans. During the year ended November 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless
Annual Shareholder Report

disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12. SUBSEQUENT EVENT
On November 10, 2022, the Trustees approved a Plan of Conversion for the Class B Shares of the Fund pursuant to which the Class B Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about February 3, 2023, resulting in the closure and termination of the Fund’s Class B Shares.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2022, 22.96% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Shareholder Report

Of the ordinary income distributions made by the Fund during the year ended November 30, 2022, 9.67% qualify for the dividend received deduction available to corporate shareholders.
For the year ended November 30, 2022, the amount of long-term capital gains designated by the Fund was $36,613,951.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Federated Hermes Global Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Global Allocation Fund (the Fund), including the portfolio of investments, as of November 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 23, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$957.10	$5.64
Class B Shares	$1,000	$953.60	$9.26[2]
Class C Shares	$1,000	$953.00	$9.45
Class R Shares	$1,000	$955.00	$7.69
Institutional Shares	$1,000	$958.30	$4.22
Class R6 Shares	$1,000	$959.20	$4.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.82
Class B Shares	$1,000	$1,015.59	$9.55[2]
Class C Shares	$1,000	$1,015.39	$9.75
Class R Shares	$1,000	$1,017.20	$7.94
Institutional Shares	$1,000	$1,020.76	$4.36
Class R6 Shares	$1,000	$1,020.86	$4.26

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.89%
Class C Shares	1.93%
Class R Shares	1.57%
Institutional Shares	0.86%
Class R6 Shares	0.84%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class B Shares current Fee Limit of 1.98% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.70 and $10.00, respectively.

Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
Annual Shareholder Report

considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
Annual Shareholder Report

that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
Annual Shareholder Report

believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the
Annual Shareholder Report

redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $36,299

Fiscal year ended 2021 - $34,570

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,303 respectively. Fiscal year ended 2021- Audit consent fee for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $3,813

Fiscal year ended 2021- International tax advice with respect to exchange of American Depositary Receipts.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $25,435

Fiscal year ended 2021 - $20,255

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2023